Income Taxes - Major Components of Tax Expense (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Taxes
Tax expense for current year	€ 1,707	€ 1,653	€ 1,818
Taxes for prior years	261	243	(40)
Total current tax expense	1,968	1,896	1,778
Origination and reversal of temporary differences	(526)	47	(710)
Unused tax losses, research and development tax credits, and foreign tax credits	29	(5)	158
Total deferred tax expense/income	(497)	42	(552)
Total income tax expense	€ 1,471	€ 1,938	€ 1,226